Pledged Assets (Narrative) (Details)	Dec. 31, 2016 USD ($)
Pledged Assets [Abstract]
Loans pledged as collateral	$ 229,352,000
Loans pledged as collateral, fair value	165,283,000
Securities pledged as collateral	$ 0